Summary of Significant Accounting Policies - Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2013
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Minimum [Member] | Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum [Member] | Manufacturing machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Minimum [Member] | General equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum [Member] | Computer equipment, software, and software development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Maximum [Member] | Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum [Member] | Manufacturing machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years
Maximum [Member] | General equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Maximum [Member] | Computer equipment, software, and software development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years